Subsequent Events	12 Months Ended
Dec. 31, 2017
Subsequent Events
(25)    Subsequent Events
No material subsequent events have occurred since December 31, 2017 through March 29, 2018, the date at which the financial statements were issued, that would require adjustment to the financial statements.
On January 22, 2018, the Company formed TruChoice Financial Group, LLC (TruChoice), a noninsurance subsidiary. TruChoice is a wholly-owned subsidiary of AIIG and was capitalized through an initial cash contribution of $1,716 from AIIG. In addition, AIIG contributed 100% of the membership interests it held in the following FMOs: AFM, GamePlan, TAS, and Ann Arbor Annuity Exchange, LLC, in exchange for 100% of the membership interest of TruChoice.